Government CEBA loan (Details Narrative) - Canada Emergency Business Account Loan Program [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt		$ 45,291	$ 60,000
Debt forgiveness		15,079	20,000
Repayment of loan		$ 30,194	$ 40,000
Loan description	If the loan cannot be repaid by December 31, 2023, it can be converted into a 3-year term loan charging an interest rate of 5%.